SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Depreciation	$ 644	$ 702	$ 628